Dividends - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends [Line Items]
Dividends per ordinary shares	¥ 0.24	¥ 0.42	¥ 0.40
Dividends paid on ordinary shares	¥ 6,784	¥ 11,871	¥ 11,306
Proposed dividend per share	¥ 0.40
Proposed dividend	¥ 11,306
Core tier 2 capital securities [member]
Disclosure of Dividends [Line Items]
Distribution approved	¥ 380	¥ 386	¥ 185